SUBSEQUENT EVENTS (Details Textual) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended				1 Months Ended						1 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013 IPO [Member]	Jun. 30, 2014 IPO [Member]	Apr. 22, 2014 IPO [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]		Dec. 31, 2011 MB Technology Holdings LLC [Member]	Sep. 30, 2014 Subsequent Event [Member] Common Stock [Member]	Sep. 30, 2014 Subsequent Event [Member] Common Stock [Member] Maximum [Member]	Sep. 30, 2014 Subsequent Event [Member] Common Stock One [Member] Maximum [Member]	Sep. 30, 2014 Subsequent Event [Member] Common Stock Two [Member] Maximum [Member]	Sep. 30, 2014 Subsequent Event [Member] Common Stock Three [Member] Maximum [Member]	Sep. 30, 2014 Subsequent Event [Member] Common Stock Four [Member] Maximum [Member]	Jan. 31, 2014 Subsequent Event [Member] MB Technology Holdings LLC [Member]	Sep. 30, 2014 Subsequent Event [Member] Lincoln Park Capital Fund,LLC [Member]	Sep. 30, 2014 Subsequent Event [Member] Lincoln Park Capital Fund,LLC [Member] Weighted Average [Member]	Sep. 30, 2014 Subsequent Event [Member] Lincoln Park Capital Fund,LLC [Member] Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt	$ 2,747,000	$ 2,727,000															$ 1,350,000
Sale of Stock, Consideration Received Per Transaction																		15,000,000		1,000,000
Stock Issued During Period, Shares, New Issues					5,265,000		159,330	11,428		342,857	175,000	100,000	150,000	200,000	250,000					500,000
Stock Issued During Period, Value, New Issues		$ 0	$ 400,000	$ 1,337,792,000			$ 0	$ 0	[1]		$ 15,000,000	$ 1,000,000								$ 1,000,000
Sale of Stock, Price Per Share						$ 1.90							$ 2.00	$ 2.50	$ 3.00	$ 1.50		$ 1.50		$ 2.00
Common Stock Shares Purchase Percentage																		200.00%
Common Stock Shares Trading Volume Percentage																		30.00%	95.00%

[1]	Less than $1